Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Instruments

The totals for each category of financial instruments, measured in accordance with IAS 39: Financial Instruments: Recognition and Measurement, as detailed in the accounting policies to these consolidated financial statements, are as follows:

		June 30
		2022	2021
	Notes
Financial assets
Cash and cash equivalents	10	$207,083,935	$136,663,976
Trade and other receivables	11	3,558,016	2,042,963
Financial assets at fair value through profit or loss	16	24,179,998	—
Total financial assets		234,821,949	138,706,939
Financial liabilities
Trade payables	19	3,847,509	1,823,898
Lease liabilities	21	7,755,532	7,531,188
Borrowings	22	53,626,542	6,263,625
Total financial liabilities		$65,229,583	$15,618,711

Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars, was as follows:

	2022 CAD	2021 CAD	2022 USD	2021 USD
Cash at bank	$-	$-	$128,936,395	$69,950,408
Trade receivables	—	—	2,587,528	1,305,421
Trade payables	—	—	804,376	460,536
Borrowings	$13,376	$1,919	$-	$-

Summary of Contractual Maturities of Non-derivative Financial Liabilities

As of June 30, 2022, the contractual maturities of the group’s non-derivative financial liabilities were as follows:

Contractual maturities of financial liabilities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount
At June 30, 2022
Trade payables	$9,479,659	$—	$—	$—	$—	$9,479,659	$9,479,659
Lease liabilities	403,904	403,904	832,181	2,496,544	5,779,037	9,915,570	7,755,532
Borrowings	1,588,618	1,661,129	3,472,057	10,648,817	50,294,010	67,664,631	53,626,542
Total non-derivatives	$11,472,181	$2,065,033	$4,304,238	$13,145,361	$56,073,047	$87,059,860	$70,861,733